Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 295	$ 315
Accounts receivable, net of allowance of $12 and $9	381	362
Contract assets, net of allowance of $1 and $1	206	179
Other current assets	75	97
Total current assets	957	953
Property, plant and equipment, net of accumulated depreciation of $734 and $737	554	555
Goodwill	628	623
Intangible assets, net of accumulated amortization of $235 and $232	63	72
Operating lease right-of-use assets	145	151
Deferred income taxes	118	110
Capitalized software, net of accumulated amortization of $408 and $382	135	139
Other assets	142	133
Assets	2,742	2,736
Current liabilities:
Accounts payable	134	169
Accrued compensation and benefits	171	281
Operating lease liabilities - current	36	39
Contract liabilities	317	162
Other current liabilities	82	58
Total current liabilities	740	709
Long-term debt	785	904
Pension and postretirement benefit plans	223	232
Operating lease liabilities	117	120
Other liabilities	91	93
Total Liabilities	1,956	2,058
Commitments and contingencies (Note 17)
Stockholders’ equity:
Common stock		0
Additional paid-in capital	808	776
Retained earnings	131	24
Accumulated other comprehensive loss	(170)	(146)
Total stockholders’ equity before non-controlling interests	769	654
Non-controlling interests	17	24
Total Stockholders’ Equity	786	678
Total Liabilities and Stockholders’ Equity	2,742	2,736
Class A
Stockholders’ equity:
Common stock	0	0
Class B
Stockholders’ equity:
Common stock	$ 0	$ 0